Bank credit lines, loan facilities and notes - Schedule of Financing Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Interest expense on drawn facilities	$ 188,109	$ 206,198	$ 311,019
Amortization of merger related financing fees	5,980	23,533	16,402
Other financing costs	3,401	7,506	9,278
Total financing costs	$ 197,490	$ 237,237	$ 336,699